Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,158	$ 2,624
Service cost	30	41
Plan participant contributions	6	6
Interest cost	111	80
Plan amendments	0	0
Benefits Paid	(147)	(174)
Actuarial losses (gains)	146	(480)
Settlements and curtailments	(8)	(6)
Foreign currency translation adjustment	(23)	67
Benefit Obligation, Ending Balance	2,273	2,158
Change in plan assets
Plan Assets, Beginning Balance	2,163	2,702
Employer contributions	42	45
Plan participant contributions	6	6
Benefits paid	(147)	(174)
Actual return on assets, net of expenses	262	(489)
Settlements and curtailments	(8)	(6)
FX translation adjustment	(20)	79
Plan Assets, Ending Balance	2,298	2,163
Funded Status
Funded status, end of year	25	5
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	243	318
Service cost	3	4
Plan participant contributions	6	6
Interest cost	13	9
Plan amendments	(14)	0
Benefits Paid	(29)	(31)
Actuarial losses (gains)	10	(79)
Settlements and curtailments	0	0
Foreign currency translation adjustment	(5)	16
Benefit Obligation, Ending Balance	227	243
Change in plan assets
Plan Assets, Beginning Balance	46	51
Employer contributions	23	24
Plan participant contributions	6	6
Benefits paid	(29)	(31)
Actual return on assets, net of expenses	3	(7)
Settlements and curtailments	0	0
FX translation adjustment	(1)	3
Plan Assets, Ending Balance	48	46
Funded Status
Funded status, end of year	$ (179)	$ (197)